Borrowings and Debt Securities - Summary of Borrowings And Debt Securities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current Borrowings and Debt Securities
Short-term borrowings	₩ 8,820,425	₩ 2,920,563
Current portion of long-term borrowings	3,638,202	1,463,703
Current portion of debt securities	10,205,395	9,652,986
Less : Current portion of discount on long-term borrowings	(774)	(2,048)
Less : Current portion of discount on debt securities	(4,246)	(5,370)
Current Borrowings and Debt Securities	22,659,002	14,029,834
Non-current Borrowings and Debt Securities
Long-term borrowings	2,977,268	2,278,481
Debt securities	95,160,920	64,385,784
Less : Discount on long-term borrowings	(14,945)	(12,857)
Less : Discount on debt securities	(177,543)	(152,760)
Add : Premium on debt securities	663	1,031
Non-current Borrowings and Debt Securities	97,946,363	66,499,679
Total	₩ 120,605,365	₩ 80,529,513